Document and Entity Information Document	Apr. 02, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 02, 2024
Entity Registrant Name	DARDEN RESTAURANTS INC
Entity Central Index Key	0000940944
Amendment Flag	false
Entity File Number	1-13666
Entity Incorporation, State or Country Code	FL
Entity Tax Identification Number	59-3305930
Entity Address, Address Line One	1000 Darden Center Drive
Entity Address, City or Town	Orlando
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32837
City Area Code	407
Local Phone Number	245-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, without par value
Trading Symbol	DRI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false